Interest Expense - Summary of Interest Expense (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Non financial private sector
Checking accounts	$ 666,193
Saving accounts	88,660	$ 191,202
Time deposits and investments accounts	25,575,984	14,952,398
For Financing received from Central Bank of Argentina and other financial institutions	149,037	71,397
For repo transactions
Other financial institutions	218,635	181,685
For other financial liabilities	57,876	44,691
Issued corporate bonds	1,812,532	780,202
For subordinated corporate bonds	994,991	750,003
Total	$ 29,563,908	$ 16,971,578